SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	straight-line method
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	30.00%
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%